PROPERTY, PLANT AND EQUIPMENT (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
PROPERTY, PLANT AND EQUIPMENT [Abstract]
Depreciation expense	$ 1,464,144	$ 1,503,554	$ 1,911,923
Property pledged as collateral	940,503	1,518,706
Property, Plant and Equipment [Line Items]
Cost	20,210,727	19,828,695
Less: Accumulated depreciation	(11,752,606)	(10,121,108)
Property, plant and equipment, net	8,458,121	9,707,587
Plant and buildings [Member]
Property, Plant and Equipment [Line Items]
Cost	4,315,067	4,236,885
Less: Accumulated depreciation	(1,880,230)	(1,577,757)
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	15,455,062	15,160,917
Less: Accumulated depreciation	(9,482,821)	(8,178,929)
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	323,370	317,512
Less: Accumulated depreciation	(280,778)	(260,263)
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	117,228	113,381
Less: Accumulated depreciation	$ (108,777)	$ (104,159)